UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arlene Francis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY              October 25, 2006
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           77

Form 13F Information Table Value Total:  $   266,732
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Mercury Interactive Cv Sub Deb CONV             589405AB5     3154  3131000 PRN      SOLE                                    3131000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      823   840000 PRN      SOLE                                     840000
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8     1018  1026000 PRN      SOLE                                    1026000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5539  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5860  6026000 PRN      SOLE                                    6026000
A T & T                        COM              001957109      309     9500 SH       SOLE                                       9500
AP Pharma                      COM              00202J104       39    36000 SH       SOLE                                      36000
Acxiom                         COM              005125109     3139   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     2556   273100 SH       SOLE                                     273100
AmSurg                         COM              03232P405     2617   117555 SH       SOLE                                     117555
ArthroCare                     COM              043136100     1514    32300 SH       SOLE                                      32300
Avid Technology                COM              05367P100     2248    61715 SH       SOLE                                      61715
BISYS Group                    COM              055472104     5188   477700 SH       SOLE                                     477700
Baldor Electric                COM              057741100     9322   302355 SH       SOLE                                     302355
Biomet                         COM              090613100     4007   124490 SH       SOLE                                     124490
Brady                          COM              104674106      703    20000 SH       SOLE                                      20000
Buckeye Partners LP Unit       COM              118230101      293     6720 SH       SOLE                                       6720
CYTYC                          COM              232946103     4910   200575 SH       SOLE                                     200575
Celgene                        COM              151020104     1416    32700 SH       SOLE                                      32700
Charles River Labs             COM              159864107     2406    55430 SH       SOLE                                      55430
Cognex                         COM              192422103     2439    96575 SH       SOLE                                      96575
Computer Programs and Systems  COM              205306103     1083    33050 SH       SOLE                                      33050
DJ Orthopedics                 COM              23325G104     1061    25550 SH       SOLE                                      25550
Digital River                  COM              25388b104     1895    37075 SH       SOLE                                      37075
Dionex                         COM              254546104     5680   111510 SH       SOLE                                     111510
Energy Conversion              COM              292659109      556    15000 SH       SOLE                                      15000
ExxonMobil                     COM              30231G102      262     3900 SH       SOLE                                       3900
Factset Research System        COM              303075105     6432   132430 SH       SOLE                                     132430
Forrester Research             COM              346563109     7679   291855 SH       SOLE                                     291855
Fuelcell Energy                COM              35952H106      190    25000 SH       SOLE                                      25000
Gentex                         COM              371901109      512    36000 SH       SOLE                                      36000
Genzyme                        COM              372917104     3140    46532 SH       SOLE                                      46532
Haemonetics                    COM              405024100    11784   251800 SH       SOLE                                     251800
Healthways                     COM              422245100      388     8700 SH       SOLE                                       8700
Hecla Mining                   COM              422704106      143    25000 SH       SOLE                                      25000
Huron Consulting Group         COM              447462102     2007    51190 SH       SOLE                                      51190
ICON PLC ADR                   COM              45103T107     6401    90695 SH       SOLE                                      90695
IDEXX Laboratories             COM              45168D104    11286   123830 SH       SOLE                                     123830
ITRON                          COM              465741106     4956    88825 SH       SOLE                                      88825
Impath Liquidating TR Cl A     COM              45256P100      252   140000 SH       SOLE                                     140000
Intermagnetics General         COM              458771102     1456    53835 SH       SOLE                                      53835
Invitrogen                     COM              46185r100      266     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     3301   151500 SH       SOLE                                     151500
Johnson & Johnson              COM              478160104     6187    95266 SH       SOLE                                      95266
KV Pharmaceutical Cl A         COM              482740206     7064   298062 SH       SOLE                                     298062
Kaydon                         COM              486587108     1938    52350 SH       SOLE                                      52350
Keystone Automotive            COM              49338N109    15835   416480 SH       SOLE                                     416480
LECG                           COM              523234102     1244    66300 SH       SOLE                                      66300
Manhattan Associates           COM              562750109    10116   419075 SH       SOLE                                     419075
MedQuist                       COM              584949101     1119    96500 SH       SOLE                                      96500
Medicis Pharmaceutical         COM              584690309     6981   215800 SH       SOLE                                     215800
Mentor                         COM              587188103     3537    70200 SH       SOLE                                      70200
Mercury Interactive            COM              589405109     3891    75500 SH       SOLE                                      75500
Merit Med Sys                  COM              589889104     2467   181700 SH       SOLE                                     181700
Microtek Medical Holdings      COM              59515B109     2553   735600 SH       SOLE                                     735600
Mittal Steel                   COM              60684P101      278     8000 SH       SOLE                                       8000
O'Reilly Automotive            COM              686091109     6693   201540 SH       SOLE                                     201540
Orthofix                       COM              N6748L102     4236    93170 SH       SOLE                                      93170
PRA International              COM              69353C101     3139   117600 SH       SOLE                                     117600
Pharmaceutical Prod Dvlpt      COM              717124101    11963   335200 SH       SOLE                                     335200
Quaker Chemical                COM              747316107     2733   140500 SH       SOLE                                     140500
Respironics                    COM              761230101     4580   118625 SH       SOLE                                     118625
SEI Investments                COM              784117103     8990   160000 SH       SOLE                                     160000
Sanmina-SCI                    COM              800907107     1311   350407 SH       SOLE                                     350407
Sapiens Int'l                  COM              N7716A102       61    48500 SH       SOLE                                      48500
Seitel                         COM              816074405     3492   951429 SH       SOLE                                     951429
Skyworks Solutions             COM              020753109     1151   221800 SH       SOLE                                     221800
Spacehab                       COM              846243103      313   423400 SH       SOLE                                     423400
Stem Cell Innovations          COM              85857B100       37   225000 SH       SOLE                                     225000
Symbol Technology              COM              871508107    10467   704343 SH       SOLE                                     704343
Therma-Wave                    COM              88343A108      207   174282 SH       SOLE                                     174282
Titan Pharmaceuticals          COM              888314101      330   150000 SH       SOLE                                     150000
UQM Technologies               COM              903213106      152    55300 SH       SOLE                                      55300
Valeant Pharmaceuticals Int'l  COM              91911x104     8213   415217 SH       SOLE                                     415217
Veeco Instruments              COM              922417100      743    36850 SH       SOLE                                      36850
VistaCare                      COM              92839Y109      744    71500 SH       SOLE                                      71500
Zebra Technologies             COM              989207105     3736   104520 SH       SOLE                                     104520